Stock-Based Compensation (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock option plan, Additional information
Percentage of outstanding stock maximum	10.00%
Dividend Reinvestment Plan
Stock option plan, Additional information
Maximum aggregate number of common shares reserved for issuance	7.0
DSU Plan
Share Unit Plans
Cash payments made during the year	$ 2,000	$ 3,000
Employee Stock Option Plan
Stock option plan, Additional information
Maximum term	10 years
Maximum aggregate number of common shares reserved for issuance	6.0	6.0
Terms of award	P10Y
Share Unit Plans
Stock option plan, Additional information
Maximum aggregate number of common shares reserved for issuance	2.0	2.0
First Anniversary | DSU Plan | Executive and senior management
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Vesting period after date of retirement | Employee Stock Option Plan
Stock option plan, Additional information
Vesting period	27 months
Vesting period after termination without just cause or death | Employee Stock Option Plan
Stock option plan, Additional information
Vesting period	6 months
Vesting period after termination for just cause or resignation | Employee Stock Option Plan
Stock option plan, Additional information
Vesting period	60 days
After first year of program | DSU Plan | Executive and senior management | Minimum
Stock option plan, Additional information
Vesting rights, percentage	50.00%
Stock Option Plan
Stock option plan, Additional information
Share-based payment award, description	The Company has a stock option plan that grants options to senior management of the Company for a maximum term of 10 years. The option price of the stock options is the closing price of the Company’s common shares on the Toronto Stock Exchange on the last business day on which such shares were traded before the date on which the option is granted. The maximum aggregate number of shares issuable under this plan is 14.7 million shares. As at December 31, 2024, Emera was in compliance with this requirement. Stock options granted in 2021 and prior vest in 25 per cent increments on the first, second, third and fourth anniversaries of the date of the grant. Stock options granted in 2022 and thereafter vest in 20 per cent increments on the first, second, third, fourth and fifth anniversaries of the date of the grant. If an option is not exercised within 10 years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted.
Maximum aggregate number of common shares reserved for issuance	14.7
Vesting rights	The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued.
Percentage of outstanding stock maximum	5.00%
Policy for issuing shares upon exercise	The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted.
Cash received for options exercised	$ 3,000	$ 6,000
Total intrinsic value of options exercised	$ 1,000	$ 2,000
Exercise price range, lower range limit	$ 39.93	$ 32.35
Exercise price range, upper range limit	$ 60.03	$ 60.03
Share Unit Plans
Compensation cost recognized for employee and director	$ 2,000	$ 2,000
Stock Option Plan, Granted 2021 | First Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan, Granted 2021 | Second Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan, Granted 2021 | Third Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan, Granted 2021 | Fourth Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan, Granted 2022 | First Anniversary
Stock option plan, Additional information
Vesting rights, percentage	20.00%
Stock Option Plan, Granted 2022 | Second Anniversary
Stock option plan, Additional information
Vesting rights, percentage	20.00%
Stock Option Plan, Granted 2022 | Third Anniversary
Stock option plan, Additional information
Vesting rights, percentage	20.00%
Stock Option Plan, Granted 2022 | Fourth Anniversary
Stock option plan, Additional information
Vesting rights, percentage	20.00%
Stock Option Plan, Granted 2022 | Fifth Anniversary
Stock option plan, Additional information
Vesting rights, percentage	20.00%
Share Unit Plans | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, description	The Company has DSU, PSU and RSU plans. The plans and the liabilities are marked-to-market at the end of each period based on an average common share price at the end of the period.
Deferred Share Unit Plans
Share Unit Plans
Compensation cost recognized for employee and director	$ 13,000	2,000
Tax expense related to compensation costs for share units realized	4,000	1,000
Deferred Share Unit Plans | Employee
Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	43,000	36,000
Deferred Share Unit Plans | Director
Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	$ 45,000	37,000
Deferred Share Unit Plans | Share Unit Plans | DSU Plan
Share Unit Plans
Deferred share unit plan, description	When short-term incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares. Unless otherwise determined by the Management Resources and Compensation Committee (“MRCC”), following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Payments are made in cash. In addition, special DSU awards may be made from time to time by the MRCC to selected executives and senior management to recognize singular achievements or by achieving certain corporate objectives.
Deferred Share Unit Plans | Share Unit Plans | DSU Plan | Executive and senior management
Share Unit Plans
Deferred share unit plan, description	Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50 per cent of the value of their actual annual incentive award (25 per cent in the first year of the program) will be payable in DSUs until the applicable guidelines are met.
Deferred Share Unit Plans | Share Unit Plans | DSU Plan | Director
Share Unit Plans
Deferred share unit plan, description	Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation, subject to requirements to receive a minimum portion of their annual retainer in DSUs. Directors’ fees are paid on a quarterly basis and, at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one Emera common share. When a dividend is paid on Emera’s common shares, the Director’s DSU account is credited with additional DSUs. DSUs cannot be redeemed for cash until the Director retires, resigns or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan. Following retirement or resignation from the Board, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by Emera’s closing common share price on the date DSUs are redeemed.
Performance Share Unit Plan
Stock option plan, Additional information
Vesting period	3 years
Award service period	3 years
Share Unit Plans
Tax expense related to compensation costs for share units realized	$ 5,000	3,000
Cash payments made during the year	14,000	19,000
Performance Share Unit Plan | Employee
Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	$ 50,000	41,000
Performance Share Unit Plan | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, description	Under the PSU plan, certain executive and senior employees are eligible for long-term incentives payable through the plan. PSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. Unless otherwise determined by the MRCC, PSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional PSUs. The PSU value varies according to the Emera common share market price and corporate performance. PSUs vest at the end of the three-year cycle and the payouts will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios. In the case of retirement, as defined in the PSU plan, grants may continue to vest in full and payout in normal course post-retirement.
Compensation cost recognized for stock options	$ 18,000	11,000
Restricted Share Unit Plan
Stock option plan, Additional information
Vesting period	3 years
Award service period	3 years
Share Unit Plans
Tax expense related to compensation costs for share units realized	$ 4,000	3,000
Cash payments made during the year	10,000	10,000
Restricted Share Unit Plan | Employee
Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	$ 41,000	32,000
Restricted Share Unit Plan | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, description	Under the RSU plan, certain executive and senior employees are eligible for long-term incentives payable through the plan. RSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. Unless otherwise determined by the MRCC, RSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional RSUs. The RSU value varies according to the Emera common share market price. RSUs vest at the end of the three-year cycle and the payouts will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios. In the case of retirement, as defined in the RSU plan, grants may continue to vest in full and payout in normal course post-retirement.
Compensation cost recognized for stock options	$ 15,000	$ 10,000